Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Short-Term Investments
Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31	2018	2019
(in millions)	€	€

Deposits with financial institutions	188.2	434.8
Investments in money market funds	2,342.6	2,139.7
Interest-bearing bank accounts	590.3	957.8
Cash and cash equivalents	3,121.1	3,532.3

Deposits with financial institutions	913.3	1,185.8
Short-term investments	913.3	1,185.8